SCHEDULE OF CREDIT RISK AND IMPAIRMENT (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables	$ 5,411,404	$ 1,632,602
Other receivables	36,878	11,260
Cash and cash equivalent	36,308,320	1,384,211	$ 258,304	$ 376,723
Expected credit losses individually assessed [member]
IfrsStatementLineItems [Line Items]
Trade receivables	5,411,404	1,632,602
Other receivables	36,878	11,260
Deposits	93,139	104,445
Cash and cash equivalent	$ 36,308,320	$ 1,384,211